UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Dollar Amounts in Thousands)

(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (92.6%)
	ALABAMA
$1,375	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$945
1,555	Auburn University	3.000	12/01/2018	9.16	1,053
90	Huntingdon College	3.000	10/01/2008	10.60	79
266	Talladega College	3.000	12/01/2012	10.24	210
645	University of Alabama in Birmingham	3.000	11/01/2008	7.97	593
	CALIFORNIA
146	Azusa Pacific University	3.750	04/01/2015	10.88	108
250	California Polytechnic State University	3.000	11/01/2007	10.05	229
50	California State University	3.000	11/01/2006	8.75	48
745	California State University	3.000	11/01/2013	8.93	593
1,958	California State University	3.000	11/01/2019	8.99	1,355
12	Gavilan College	3.000	04/01/2006	10.59	12
359	Lassen Junior College District	3.000	04/01/2020	10.27	234
208	Occidental College	3.000	10/01/2019	10.41	133
125	San Diego State University	3.000	11/01/2006	10.04	119
1,325	University Student Co-Operative Association	3.000	04/01/2019	10.70	906
200	West Valley College	3.000	04/01/2009	10.50	177
	COLORADO
300	Regis College (Denver)	3.000	11/01/2012	10.47	232
	DELAWARE
134	Wesley College	3.375	05/01/2013	10.88	107
170	University of Delaware	3.000	11/01/2006	9.08	162
489	University of Delaware	3.000	12/01/2018	8.81	340
	FLORIDA
125	Embry-Riddle Aeronautical University	3.000	09/01/2007	10.64	113
50	Florida Atlantic University	3.000	07/01/2006	10.18	47
80	Florida Institute of Technology	3.000	11/01/2009	10.53	68
130	University of Central Florida	3.000	10/01/2007	10.08	119
1,450	University of Florida	3.000	07/01/2014	10.15	1,065
	GEORGIA
101	Emmanuel College	3.000	11/01/2013	10.45	76
135	LaGrange College	3.000	03/01/2009	11.06	117
302	Mercer University	3.000	05/01/2014	10.58	227
450	Morehouse College	3.000	07/01/2010	10.50	361
55	Morris Brown College	3.750	05/01/2007	11.12	52
1,110	Morris Brown College	2.750-3.750	05/01/2018	10.89	773
646	Paine College	3.000	10/01/2016	10.45	446

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	ILLINOIS
$555	Concordia College	3.000	05/01/2019	10.65	$361
50	Knox College	3.000	04/01/2006	11.15	49
870	Sangamon State University	3.000	11/01/2018	10.12	598
	INDIANA
35	Anderson University	3.000	03/01/2006	11.19	34
158	Taylor University	3.000	10/01/2012	10.50	122
501	Taylor University	3.000	10/01/2013	10.49	377
3,060	Vincennes University	3.000	06/01/2023	9.02	1,931
	IOWA
222	Simpson College	3.000	07/01/2016	10.58	151
	KANSAS
40	Fort Hays State University	3.000	10/01/2007	10.08	37
23	Hesston College	3.000	04/01/2006	11.14	22
	KENTUCKY
165	Georgetown College	3.000	12/01/2008	10.04	139
355	Georgetown College	3.000	12/01/2009	10.05	291
66	Spalding University	3.000	09/01/2007	10.66	61
222	Transylvania University	3.000	11/01/2010	10.51	183
	LOUISIANA
69	Dillard University	3.000	04/01/2008	11.09	64
15	Louisiana State University	3.000	07/01/2006	8.87	14
	MARYLAND
185	Hood College	3.625	11/01/2014	10.54	140
1,453	Morgan State University	3.000	11/01/2014	10.56	1,076
	MASSACHUSETTS
154	Brandeis University	3.000	11/01/2011	10.64	124
610	College of the Holy Cross	3.625	10/01/2013	10.60	475
110	College of the Holy Cross	3.000	10/01/2006	10.63	104
226	Hampshire College	3.000	07/01/2013	10.75	166
835	Hampshire College	3.000	02/01/2014	10.70	608
2,221	Northeastern University	3.000	05/01/2018	10.53	1,491
283	Springfield College	3.500	05/01/2013	10.67	227
1,813	Tufts University	3.000	10/01/2021	10.39	1,104
525	Wheaton College	3.500	04/01/2013	10.70	411
14	Wheelock College	3.000	05/01/2011	10.23	11
	MICHIGAN
48	Albion College	3.000	10/01/2009	10.56	39
66	Concordia College	3.000	04/01/2009	11.05	61

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	MINNESOTA
$222	College of Saint Thomas	3.000	11/01/2009	10.53	$189
435	College of Santa Fe	3.000	10/01/2018	10.43	289
339	MacAlester College	3.000	05/01/2020	10.46	218
	MISSISSIPPI
1,169	Hinds Junior College	3.000	04/01/2013	10.42	931
456	Millsaps College	3.000	11/01/2021	10.34	280
1,165	Mississippi State University	3.000	12/01/2020	9.64	733
	MISSOURI
245	Central Missouri State University	3.000	07/01/2007	10.18	222
185	Drury College	3.000	04/01/2015	10.63	136
238	Drury College	3.000	10/01/2010	10.75	198
236	Southeast Missouri State University	3.000	04/01/2007	10.58	226
	MONTANA
230	Carroll College	3.750	06/01/2014	10.46	171
119	Carroll College	3.000	06/01/2018	10.15	78
	NEW HAMPSHIRE
111	New England College	3.000	04/01/2016	10.77	78
	NEW JERSEY
1,190	Fairleigh Dickinson University	3.000	11/01/2017	10.39	802
395	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	286
1,115	Rider College	3.625	11/01/2013	10.42	863
322	Rider College	3.000	05/01/2017	10.70	222
485	Rutgers, The State University	3.750	05/01/2016	9.19	377
	NEW YORK
723	College of Saint Rose	3.000	05/01/2022	10.43	441
435	Daemen College	3.000	04/01/2016	10.77	305
294	Dowling College	3.000	10/01/2010	10.75	245
802	D’Youville College	3.000	04/01/2018	10.90	531
1,164	Hofstra University	3.000	11/01/2012	10.61	914
91	Long Island University	3.000	11/01/2009	10.69	79
319	Long Island University	3.000	11/01/2009	10.69	276
360	Long Island University	3.625	06/01/2014	10.49	267
584	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	475
212	Utica College	3.000	11/01/2009	10.53	181
	NORTH CAROLINA
101	Catawba College	3.000	12/01/2009	10.27	84
270	Elizabeth City State University	3.000	10/01/2017	10.02	185
154	High Point College	3.000	12/01/2010	10.26	124
315	Saint Mary’s College	3.000	06/01/2020	10.14	199
145	University of North Carolina	3.000	01/01/2008	9.50	127
5	University of North Carolina	3.000	01/01/2007	9.50	4

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	OHIO
$36	Rio Grande College	3.000	03/30/2009	10.93	$31
164	University of Steubenville	3.125	04/01/2010	10.98	139
525	Wittenberg University	3.000	05/01/2015	10.76	380
170	Wittenberg University	3.000	11/01/2017	10.39	115
17	Wooster Business College	3.000	03/30/2009	10.88	15
	OKLAHOMA
610	Cameron University	3.000	04/01/2007	10.16	577
	OREGON
566	George Fox College	3.000	07/01/2018	10.64	372
59	Linfield College	3.000	10/01/2017	10.44	40
	PENNSYLVANIA
348	Albright College	3.000	11/01/2015	10.23	255
120	Carnegie-Mellon University	3.000	05/01/2009	10.73	106
720	Carnegie-Mellon University	3.000	11/01/2017	10.51	491
800	Drexel University	3.500	05/01/2014	10.53	619
380	Gannon University	3.000	11/01/2011	10.49	304
161	Gannon University	3.000	12/01/2022	10.13	96
160	Lycoming College	3.625	05/01/2014	10.64	123
225	Lycoming College	3.750	05/01/2015	10.62	169
130	Moravian College	3.375	11/01/2012	10.52	102
1,867	Philadelphia College of Art	3.000	01/01/2022	10.62	1,100
400	Saint Vincent College	3.500	05/01/2013	10.86	312
218	Seton Hill College	3.625	11/01/2014	10.53	163
885	Villanova University	3.000	04/01/2019	10.70	577
277	York Hospital	3.000	05/01/2020	10.64	177
	SOUTH CAROLINA
84	Benedict College	3.000	11/01/2006	10.61	79
1,389	Benedict College	3.000	11/01/2020	10.36	871
252	Morris College	3.000	11/01/2009	10.53	215
	SOUTH DAKOTA
145	Dakota Wesleyan University	3.000	10/01/2015	10.46	109
	TENNESSEE
228	Cumberland University	3.000	08/01/2017	10.52	150
148	Hiwassee College	3.000	09/15/2018	10.58	97
	TEXAS
255	Houston Tillotson College	3.500	04/01/2014	10.90	193
105	McLennan Community College	3.000	04/01/2006	10.49	103
138	Southern Methodist University	3.000	10/01/2007	10.61	125
1,570	Southwest Texas State University	3.000	10/01/2015	9.51	1,158
1,107	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	893
281	Texas A & I University	3.000	07/01/2009	9.57	242

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
$315	Texas Southern University	3.500	04/01/2013	10.45	$248
491	University of Saint Thomas	3.000	10/01/2019	10.41	313
	VERMONT
95	Champlain College	3.000	12/01/2013	10.19	71
1,158	Saint Michael’s College	3.000	05/01/2013	10.60	896
160	Vermont State College	3.000	06/01/2008	9.02	143
165	Vermont State College	3.000	07/01/2014	9.30	125
	VIRGINIA
715	James Madison University	3.000	06/01/2009	10.49	603
338	Lynchburg College	3.750	05/01/2015	10.64	258
480	Lynchburg College	3.000	05/01/2018	10.68	324
243	Mary Baldwin College	3.375	05/01/2012	10.68	198
440	Marymount University	3.000	05/01/2016	10.52	313
2,203	Norfolk State University	3.000	12/01/2021	9.77	1,364
135	Randolph-Macon College	3.000	05/01/2010	10.72	115
318	Saint Paul’s College	3.000	11/01/2014	10.56	235
1,367	Virginia Commonwealth University	3.000	06/01/2011	10.01	1,095
126	Virginia Wesleyan College	3.000	11/01/2009	10.54	109
94	Virginia Wesleyan College	3.000	11/01/2010	10.51	78
	WASHINGTON
174	Seattle University	3.000	11/01/2008	10.55	153
	WEST VIRGINIA
166	Bethany College	3.375	11/01/2012	10.54	133
200	Bethany College	3.000	11/01/2017	10.40	135
305	Bethany College	3.000	11/01/2012	10.40	241
20	Wheeling College	3.000	11/01/2007	10.59	18
	WISCONSIN
324	Carroll College	3.750	03/01/2015	10.93	246
375	Marian College	3.000	10/01/2016	10.45	259
95	Saint Norbert College	3.000	04/01/2007	11.10	90
	DISTRICT OF COLUMBIA
2,175	Georgetown University	3.000	11/01/2020	10.36	1,363
5,665	Georgetown University	4.000	11/01/2020	10.52	3,777
	PUERTO RICO
24	Inter American University of Puerto Rico	3.000	09/01/2007	10.66	22

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
$1,662	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	$1,111
929	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	757
80,113	Total College and University Loans				57,597

	Allowance for Loan Losses				1,432

	Net Loans of the Trust				56,165

	INVESTMENT AGREEMENTS (7.4%)
1,389	JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	7.750	1,389
3,084	JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	7.050	3,084
4,473	Total Investment Agreements				4,473
$84,586	Total Investments (100.0)%				$60,638

(A)  Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

3)	Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.

4)	GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 28, 2006

* Print the name and title of each signing officer under his or her signature.